Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Property, plant and equipment

16	Property, plant and equipment

(a)       Statement of financial position details

	December 31, 2022				December 31, 2021
	Cost	Accumulated depreciation	Net	Annual Depreciation average rate	Cost	Accumulated depreciation	Net	Annual Depreciation average rate
Land	94,228	—	94,228	—	94,213	—	94,213	—
Buildings	90,311	(42,343)	47,968	2.1%	86,703	(41,205)	45,498	2.1%
Equipment	412,828	(291,963)	120,865	15.3%	397,782	(282,628)	115,154	15.1%
Transportation equipment	12,578	(10,083)	2,495	9.9%	10,434	(7,962)	2,472	9.9%
Furniture and fixtures	38,528	(15,032)	23,496	6.7%	36,561	(14,482)	22,079	6.7%
Other	50,189	(302)	49,887	5.0%	11,982	(241)	11,741	5.0%
Total	698,662	(359,723)	338,939	11.2%	637,675	(346,518)	291,157	11.1%

(b)       Changes

	December 31, 2021	Additions	Transfers	Write-offs and disposals	Depreciation	December 31,2022
Land	94,213	—	15	—	—	94,228
Buildings	45,498	4,657	(976)	(45)	(1,166)	47,968
Equipment	115,154	27,849	1,988	(781)	(23,345)	120,865
Transportation equipment	2,472	175	658	(3)	(807)	2,495
Furniture and fixtures	22,079	2,646	394	(149)	(1,474)	23,496
Other	11,741	38,341	(30)	(78)	(87)	49,887
Total	291,157	73,668	2,049	(1,056)	(26,879)	338,939

	December 31,2020	Additions	Transfers	Write-offs and disposals	Depreciation	December 31, 2021
Land	94,213	—	—	—	—	94,213
Buildings	45,347	3,181	(1,965)	(5)	(1,060)	45,498
Equipment	101,016	38,807	(3,398)	(365)	(20,906)	115,154
Transportation equipment	2,969	97	69	—	(663)	2,472
Furniture and fixtures	17,419	4,477	1,647	(206)	(1,258)	22,079
Other	7,287	3,719	865	—	(130)	11,741
Total	268,251	50,281	(2,782)	(576)	(24,017)	291,157

	December 31, 2019	Additions	Transfers	Write-offs and disposals	Depreciation	December 31, 2020
Land	92,962	—	1,251	—	—	94,213
Buildings	41,705	5,430	(713)	—	(1,075)	45,347
Equipment	152,273	26,055	(49,188)	(174)	(27,950)	101,016
Transportation equipment	1,984	298	1,351	—	(664)	2,969
Furniture and fixtures	18,219	4,087	(3,712)	(103)	(1,072)	17,419
Other	7,250	6,537	(6,446)	—	(54)	7,287
Total	314,393	42,407	(57,457)	(277)	(30,815)	268,251